Profit Sharing Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019
Retirement Benefits [Abstract]
Contribution cost	$ 1,092	$ 901	$ 867